Investment Securities, Held-to-maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 45,490	$ 56,465
Gross Unrecognized Gains	2,036	2,974
Gross Unrecognized Losses	0	0
Fair Value	47,526	59,439
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	35,500	46,490
Gross Unrecognized Gains	1,736	2,308
Gross Unrecognized Losses	0	0
Fair Value	37,236	48,798
Corporate Bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	9,990	9,975
Gross Unrecognized Gains	300	666
Gross Unrecognized Losses	0	0
Fair Value	$ 10,290	$ 10,641